Lease (Details) - Schedule of Maturities of Operating Lease Liabilities ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
For the year ended June 30, 2025	¥ 51,305
For the year ended June 30, 2026	15,793
For the year ended June 30, 2027	1,435
Total operating lease payments	68,533
Less: imputed interest	(2,445)
Present value of operating lease liabilities	¥ 66,088